Note 11 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]

11.    Property, plant and equipment

	Assets Under Construction	Buildings	Machinery and equipment	Right-of-use assets	Mining rights	Other assets	Total
Cost	154,768	-	-	4,188	-	538	159,494
Accumulated depreciation and depletion	-	-	-	(722)	-	(198)	(920)
Balance at December 31, 2022	154,768	-	-	3,466	-	340	158,574

Additions	-	79	77,313	4,823	644	717	83,576
Disposal	-	-	-	(1,780)	(1,425)	(32)	(3,237)
Transfers	(154,768)	75,572	39,553	-	39,779	(136)	-
Depreciation and depletion	-	(2,227)	(3,795)	(1,536)	(3,090)	(84)	(10,732)
Foreign currency translation adjustment of subsidiaries	-	598	9,819	601	522	21	11,561

Balance at December 31, 2023	-	74,022	122,890	5,574	36,430	826	239,742

Cost	-	76,249	126,685	7,799	39,520	1,161	251,414
Accumulated depreciation and depletion	-	(2,227)	(3,795)	(2,225)	(3,090)	(335)	(11,672)
Balance at December 31, 2023	-	74,022	122,890	5,574	36,430	826	239,742

Additions	5,255	89	2,612	3,181	8,980	75	20,192
Disposal	-	-	(955)	(830)	-	(4)	(1,789)
Transfers	(1,535)	-	1,150	-	385	-	-
Depreciation and depletion	-	(3,182)	(6,840)	(2,837)	(5,449)	(142)	(18,450)
Foreign currency translation adjustment of subsidiaries	(445)	(10,913)	(18,849)	(691)	(5,813)	(120)	(36,831)

Balance at December 31, 2024	3,275	60,016	100,008	4,397	34,533	635	202,864

Cost	3,275	64,789	109,736	8,750	42,156	871	229,577
Accumulated depreciation and depletion	-	(4,773)	(9,728)	(4,353)	(7,623)	(236)	(26,713)
Balance at December 31, 2024	3,275	60,016	100,008	4,397	34,533	635	202,864

a)	The average estimated useful lives are as follows (in years):

Description	12/31/2024	12/31/2023
Buildings	26	26
Machinery and equipment	20	18
Right-of-use assets	3	3
Mining rights	8	8
Other assets	5	5

b)	Assets under construction

In the second quarter of 2023, the Company concluded the construction phase of the plant and mine development and transferred the assets classified as “assets under construction” to “Buildings”, Machinery and equipment” and “Mining rights”. In 2024 the Company continued investing in the Phase 1 infrastructure classifying the accumulated expenditures as assets under construction and transferring to the final nature of the assets upon the conclusion of each infrastructure initiative. Additionally, during 2024 the Company began investments in Phase 2 in the amount of $3,317.

c)	Capitalized stock-based compensation

In 2023, assets under construction included the capitalization of RSUs in the amount of $919. In the period ended December 31, 2024, the Company has no capitalized RSU’s costs.

d)	Founder’s royalty option

The Amilcar Royalty Agreement is a royalty of the gross revenues from sales of minerals extracted from the Lithium Properties. Sigma Brazil had the option to repurchase the Amilcar Royalty Agreement (currently Amilcar de Melo Afgouni – former shareholder), exercisable at any time.

In 2022 the royalty agreement option was recorded as current liability in the consolidated statement of financial position and as expense in the consolidated statement of loss. Considering that the instrument contains such contingent settlement provisions the issuer does not have the unconditional right to avoid making payments. Therefore, the instrument is a financial liability. Additionally, as the call and put features can significantly modify the cash flow, the royalty was measured at fair value through profit and loss. As of December 31, 2022, this option amounted to $5,081 (equivalent to US$ 3,800). Further in 2023, due to the advancement of the Company’s wholly owned Grota do Cirilo lithium project, the Company exercised the option on April 13, 2023 at its fair value of $5,372.

e)	Right-of-use assets

Right-of-use assets include land, machinery, and equipment provided exclusively for the Company’s use on-site. The Company considers as right-of-use those contracts longer than 12 months in which assets have individual amounts greater than $7.19.

f)	Depreciation and depletion

The allocation of depreciation costs incurred as of December 31, 2024 and 2023, is shown below:

Reconciliation of depreciation and depletion for the year	12/31/2024	12/31/2023

Operating expenses	18,387	7,547
Inventories	-	2,657
Deferred exploration and evaluation expenditure	63	528
Depreciation accumulated for the year	18,450	10,732

g)	Impairment of non-financial assets

The Company considered that there were no trigger events that could have indicated the existence of impairment loss of its non-financial assets. The Company continuously operated with positive margins during the year ended December 31, 2024, and, accordingly, no impairment loss was recognized.

Accounting policy

The property, plant and equipment are recorded at acquisition, formation or construction cost less accumulated depreciation or depletion and impairment. Depreciation is calculated using the straight-line method based on the remaining useful life of the assets, whichever is the shorter. Mining rights are calculated based on the volume of ore extracted.

An item of equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising from asset disposal, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the consolidated statements of loss and other comprehensive loss.

Where an item of equipment consists of major components with different useful lives, the components are accounted for as separate items of equipment. Expenditures incurred to replace a component of an item of equipment that is accounted for separately, including major inspection and overhaul expenditures, are capitalized.

Non-financial assets are reviewed for impairment whenever triggering events or changes in circumstances indicate that the carrying amount might not be recoverable. An impairment loss is recognized for the amount by which the asset´s carrying amount exceeds its recoverable amount. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (CGU).

Assets under construction

Assets under construction are capitalized as work-in-progress until the asset is available for use. The cost of work-in-progress includes costs transferred from deferred exploration and evaluation expenditure and any costs directly attributable to bringing the asset into working condition for its intended use. Directly attributable costs are capitalized until the asset is in a location and condition necessary for operation as intended by management. These costs include: the purchase price, installation costs, site preparation costs, research and development costs, freight charges, transportation insurance costs, duties, testing and preparation charges, borrowing costs, and estimated costs of dismantling and removing the item and restoring the site on which it is located.

Costs incurred on mineral properties in the development stage are included in the carrying amount of the development project in assets under construction. Development stage expenditures are costs incurred to obtain access to proven and probable mineral reserves or mineral resources and provide facilities extracting, treating, gathering, transporting, and storing the minerals. All expenditures incurred during the development stage until the asset is ready for its intended use are capitalized.

Assets under construction are not depreciated. When an asset becomes available for use, its costs are transferred from assets under construction into the appropriate asset classification such as mining rights, buildings, machinery, fixture, and plant. Depreciation commences once the asset is complete and available for use.